Note 11 - Other Liabilities (Details) - Components of Other Liabilities (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Components of Other Liabilities [Abstract]
Accrued interest payable	$ 315	$ 364
Supplemental Executive Retirement Plan	828	727
Accrued salary expense	609	580
Other	368	692
Total	$ 2,120	$ 2,363